RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

31.                               RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $84,036 and $154,353, of which $19,695 and $27,097 was attributed to the paid in capital and statutory reserves of the VIEs and $64,341  and $127,256 was attributed to the paid in capital and statutory reserves of the WFOEs, as of December 31, 2011 and 2012, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions. As of December 31, 2011 and December 31, 2012, the aggregate amounts of net assets of the relevant subsidiaries and VIEs in the Group free of restriction from distribution was $30,546 and $94,862.